       As filed with the Securities and Exchange Commission on May 10, 2001
                                                     Registration No. 33-16439
                                                                      811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    FORM N-1A

/X/          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO. / /

                        POST-EFFECTIVE AMENDMENT NO. 42 /X/

                                       and

/X/       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 44 /X/

                               RS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                          388 Market Street, Suite 200
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                G. RANDALL HECHT
                          c/o RS Investment Management
                          388 Market Street, Suite 200
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                                   Copies to:
                            TIMOTHY W. DIGGINS, ESQ.
                                  ROPES & GRAY
                             One International Place
                              Boston, MA 02110-2624

Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

/X/       Immediately upon filing pursuant to paragraph (b);
/ /       On (date) pursuant to paragraph (b)
/ /       60 days after filing pursuant to paragraph (a)(1);
/ /       On (date) pursuant to paragraph (a)(1);
/ /       75 days after filing pursuant to paragraph (a)(2); or
/ /       On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THIS POST-EFFECTIVE AMENDMENT RELATES ONLY TO THE RS MONEY MARKET FUND, AND, EXCEPT AS TO PART C, DOES NOT AMEND OR SUPERSEDE ANY PORTION OF THE REGISTRATION STATEMENT RELATING TO ANY OTHER SERIES OF THE REGISTRANT.

PROSPECTUS RS INVESTMENT TRUST    MAY 10, 2001


CALL 1-800-766-FUND  |  WWW.RSINVESTMENTS.COM  |
388 MARKET STREET SAN FRANCISCO CA 94111



RS MONEY MARKET FUND
THE RS MONEY MARKET FUND IS A MUTUAL FUND
SEEKING TO PROVIDE CURRENT INCOME AND TO
PRESERVE CAPITAL.

THE RS MONEY MARKET FUND IS A SERIES OF SHARES
OF RS INVESTMENT TRUST.

YOU CAN CALL RS INVESTMENTS AT 1-800-766-FUND
TO FIND OUT MORE ABOUT THE FUND. THIS PROSPECTUS
EXPLAINS WHAT YOU SHOULD KNOW ABOUT THE FUND
BEFORE YOU INVEST. PLEASE READ IT CAREFULLY.




THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.



                                                                 RS|investments

SUMMARY INFORMATION

INVESTMENT OBJECTIVE To seek a high level of income consistent with liquidity nd the preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES The Fund invests in high-quality, short-term investments. These investments include obligations of the U.S. Government, its agencies, and instrumentalities (including government-sponsored enterprises) and of foreign governments, U.S. and foreign bank obligations, corporate debt obligations, repurchase agreements, and asset-backed securities. Short-term investments have a remaining maturity of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests all of its assets in a Master Portfolio that has an investment objective and investment policies that are substantially similar to those of the Fund. For simplicity's sake, all discussion of investment objectives, strategies, and risks of the Fund refer also to the objectives, strategies, and risks of that Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears under the heading "Master/Feeder Mutual Fund Structure," on a subsequent page to follow.


PRINCIPAL RISKS The values of the short-term investments in which the Fund invests may fall because of an increase in interest rates. Increasing interest rates reduce the values of debt securities generally, even the values of debt securities issued by the U.S. Government.

The values of individual investments held by the Fund may fall with the decline in a borrower's real or apparent ability to meet its financial obligations.




AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


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

RS MONEY MARKET FUND

FEES AND EXPENSES

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum Sales Charge (Load) Imposed on Purchases            None
  Maximum Deferred Sales Charge (Load)                        None
  Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                                        None
  Redemption Fee1                                             None
  Exchange Fee                                                None


1.   A $9.00 fee is charged for redemptions made by bank wire.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

  Management Fees(1)                                          .10%
  Distribution (12b-1) Fees                                   .25%
  Other Expenses(1)                                           .29%
                                                              ----
  Total Annual Fund Operating Expenses(1)                     .64%
  Fee Waiver and/or Expense Limitations(2)                    .04%
                                                              ----
  Net Expenses(1),(2)                                         .60%


1. Reflecting the expenses of both the Fund and the Master Portfolio in which it invests.

2. Net Expenses show the effect of an expense limitation in effect through December 31, 2001 on Total Annual Fund Operating Expenses. The expense limitation is imposed pursuant to a written agreement between RS Investments and the Trust; expenses borne by RS Investments under that agreement may be reimbursed by the Fund in subsequent years.

Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:


EXAMPLE OF ANNUAL FUND OPERATING EXPENSES
(BASED ON $10,000 INVESTMENT)

                                1 Year         3 Years
  RS Money Market Fund            $61            $201

PRINCIPAL INVESTMENTS

The Fund invests in fixed rate, floating rate, and variable rate debt securities that meet the following requirements:

-    They have remaining maturities of 397 days (about 13 months) or less.

- They rank in the top two quality short-term categories, according to credit rating agencies such as Moody's Investors Services or Standard & Poor's.

- If the securities are unrated, the investment adviser must have determined that they are of comparable quality to that of the rated securities the Fund is permitted to buy.

-    Principal and interest must be payable in U.S. dollars.

The Fund's investments may include:

- FLOATING RATE AND VARIABLE RATE OBLIGATIONS, which are debt instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.

- U.S.AND FOREIGN GOVERNMENT DEBT, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association.


2 |  CALL 1-800-766-FUND

RS MONEY MARKET FUND

- U.S.AND FOREIGN BANK OBLIGATIONS, which are obligations backed by funds of a financial institution. In addition to domestic bank obligations, the Fund may invest in obligations of foreign bank branches located inside and outside the United States and U.S. bank branches located outside the United States.

- CORPORATE OBLIGATIONS, including unsecured debt instruments, such as commercial paper and corporate notes, issued by financial institutions, insurance companies, and industrial corporations.

- REPURCHASE AGREEMENTS, obligating a seller of U.S. Government securities or other high-quality securities to buy them back from the Fund within a specified period of time at an agreed-upon price.

- ASSET-BACKED SECURITIES, which are financial instruments collateralized by one or more types of assets, including loans and receivables.


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER The Fund is a feeder fund that invests all of its assets in the Money Market Master Portfolio ( "Master Portfolio"), a series of Master Investment Portfolio, which has an investment objective and investment policies that are substantially similar to those of the Fund. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction for the Master Portfolio. For its services to the Master Portfolio, BGFA is entitled to receive a monthly fee at an annual rate of 0.10% of the Master Portfolio's average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. As of December 31, 2000, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth in excess of $800 billion.

The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P. ("RS Investments"), 388 Market Street, San Francisco, CA 94111, pursuant to which RS Investments would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company. RS Investments is a California limited partnership that was formed in 1993.

The Trust pays all expenses not assumed by RS Investments including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Fund's Distribution Plan.

RS Investments may at times bear certain expenses of the Fund. The Investment Advisory Agreement between the Fund and RS Investments permits RS Investments to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

ADMINISTRATIVE SERVICES The Fund has entered into an agreement with RS Investments pursuant to which RS Investments provides administrative services to the Fund. No fees are currently payable by the Fund under the Agreement.


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

RS MONEY MARKET FUND

HOW THE FUND'S SHARES ARE PRICED

The Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding. Shares are valued as of the close of regular trading (normally 4 p.m. Eastern
Time) every day the New York Stock Exchange is open. The Master Portfolio's shares are priced using the amortized cost method to account for any premiums or discounts above or below the face value of the securities it buys. The amortized cost method marks down any premium, or marks up any discount, on short-term debt that the Master Portfolio buys at a constant rate until maturity. It does not reflect daily fluctuations in market value.

The Fund seeks to maintain a constant price of $1 per share, although it can offer no assurance that it will do so.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in good order.

The Fund will not price its shares on days when the New York Stock Exchange is closed. The Fund expects that the days, other than weekend days, that the New York Stock Exchange will be closed are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Currently, your minimum initial investment is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA), including amounts invested in other RS Funds. (These minimums do not apply to investments made in exchanges from other RS Funds.) You may obtain an Application by calling RS Investments at 1-800-766-FUND, by visiting www.RSinvestments.com, or by writing to RS Investments at 388 Market Street, San Francisco, CA 94111. For more information on RS Fund IRAs, please call to request an IRA Disclosure Statement.

INITIAL INVESTMENTS You may make your initial investment by mail or by wire transfer as described below.

- BY MAIL Send a completed Application, together with a check made payable to the Fund, to the Fund's Transfer Agent: National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717.

- BY OVERNIGHT MAIL Send the information described above to: National Financial Data Services, 330 West 9th Street, First Floor, Kansas City, MO 64105-1514.

- ONLINE Investors in the Fund may open new accounts and exchange and redeem shares through the RS Investments Web site. To use this service, you will need a web browser that supports 128-bit encryption, included with Netscape version 4.74 or newer or Internet Explorer version 5.5 or newer. RS Investments will accept Internet purchase instructions only for exchanges or if the purchase price is paid to RS Investments through debiting your bank account. RS Investments imposes a limit of $50,000 on Internet purchase and redemption transactions. You may also download an Automatic Investment Application to open an account from the Web site, complete it by hand, and mail it to RS Investments, along with a check and/or banking instructions. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE Telephone National Financial Data Services at 1-800-624-8025. Indicate the name(s) to be used on the account registration, the mailing address, your social security or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.


4 |  CALL 1-800-766-FUND

Then instruct your bank to wire the specified amount, along with your account name and number to:

   STATE STREET BANK AND TRUST COMPANY
   ABA# 011 000028
   ATTN.: CUSTODY
   DDA# 99047177
   225 FRANKLIN STREET BOSTON, MA 02110
   CREDIT: RS MONEY MARKET FUND
   FOR FURTHER CREDIT:
   (SHAREHOLDER'S NAME)
   (SHAREHOLDER'S ACCOUNT #)

At the same time, you MUST mail a completed and signed Application to: National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717. Please include your account number on the Application. Failure to supply a signed Application may result in backup withholding for payment to the U.S. Treasury, as discussed in the Fund's Statement of Additional Information.

You also may purchase and sell shares of the Fund through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Fund. The Fund, RS Investments, or PFPC Distributors, Inc. ("PFPC Distributors"), the Fund's distributor, may in their discretion pay such brokers for shareholder, sub-accounting, and other services.

SUBSEQUENT INVESTMENTS After your account is open, you may invest by web, mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

- AUTOBUY The Autobuy option allows shareholders to purchase shares by moving money directly from their checking account to the Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account in any amount that does not exceed the cumulative dollar value held in the account, by calling the Transfer Agent at 1-800-624-8025 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. Shares will be issued at the net asset value per share after the Fund accepts your order. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction, along with a voided check, to the Transfer Agent.

OTHER INFORMATION ABOUT PURCHASING SHARES An order will not be accepted until the Fund has received payment of the purchase price in Federal funds. If you pay by check, please keep in mind that it may take a number of days before your check clears and the Fund receives Federal funds.

All purchases of the Fund's shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by the Fund before any purchase becomes effective. Failure to include your specific Fund and account information may delay processing of purchases. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How the Fund's Shares are Priced." However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent on the following business day will generally be effected at the net asset value determined on the prior business day. Please initiate any wire transfer early in the morning to ensure that the wire is


                                                     WWW.RSINVESTMENTS.COM  | 5

RS MONEY MARKET FUND

received by the Fund before the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time.

All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. Third-party checks will not be accepted as payment for purchases.

The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this Prospectus. No share certificates will be issued.


HOW TO SELL SHARES

You may redeem your shares, or sell your shares back to the Fund, on any business day by following one of the procedures explained below.

- BY MAIL You may redeem your shares of the Fund by mailing a written request for redemption to the Transfer Agent that:

     -    states the number of shares or dollar amount to be redeemed;

     -    identifies your Fund and account number; and

     - is signed by you and all other owners of the account exactly as their names appear on the account.

     If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

- BY TELEPHONE Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. eastern time, on any day the New York Stock Exchange is open for business.

     If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Fund are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

     Telephone redemption is not available for shares held in IRAs. The Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

- ONLINE Internet cash redemptions will be paid to the same bank account from which the payment to RS Investments originated. RS Investments imposes a limit of $50,000 on Internet purchase and redemption transactions.

     You may be able to initiate many transactions electronically. Neither the Fund nor the Transfer Agent will be responsible for any losses resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. The Transfer


6 |  CALL 1-800-766-FUND

     Agent may request personalized security codes or other information. For transactions conducted through the Internet, RS Investments recommends the use of an Internet browser with 128-bit encryption. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

- AUTOSELL The Autosell option allows shareholders to redeem shares from their RS Fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-624-8025 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, you need to request an Automatic Investment Form and send it with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will normally make payment for redeemed shares within three business days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund through the Autobuy option and redeem them shortly thereafter, the Fund may delay payment of the redemption proceeds for up to fifteen days after your purchase of shares through the Autobuy option is accepted.

You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.


EXCHANGES

Shares of the Fund may be exchanged for shares of another series of the Trust, but only after you obtain and read the prospectus of the series into which you are exchanging. Please call 1-800-766-FUND for a prospectus or more information. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate series of the Trust are qualified for sale. However, you may not exchange your investment more than four times in any 12-month period (including the initial exchange of your investment during the period, and subsequent exchanges of that investment from other series during the same 12-month period).

Investors should note that an exchange is a taxable event and will generally result in a taxable gain or loss. Exchange privileges may be terminated, modified, or suspended by the Fund upon 60 days prior notice to shareholders. Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Fund for details), you may make exchanges by telephone.


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

RS MONEY MARKET FUND

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays them out on a monthly basis to investors. It distributes capital gains, if any, to investors annually. It automatically reinvests dividends and distributions, acquiring additional shares at net asset value.

You begin earning dividends on your shares the day your purchase order takes effect. You continue earning daily dividends on the shares up to but not including the date you sell them.

PLEASE NOTE:

- The Fund credits dividends earned on weekends and holidays on the preceding business day.

- If you sell shares before the monthly dividend payment date, the Fund remits to the investor any dividends declared but not yet paid to the investor on the next dividend payment date.

- If you sell all shares before the monthly dividend payment date, the Fund remits to the investor all dividends accrued with the sale proceeds.

- The Fund will only be obligated to pay distributions from corresponding distributions of the Master Portfolio.


TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and any net capital gain income on a current basis.

TAXES ON DIVIDENDS AND DISTRIBUTIONS For federal income tax purposes, distributions of investment income are taxable as ordinary income whether received in cash or in shares through the reinvestment of distributions. The Fund does not expect to distribute gains taxable as capital gains, which would be subject to different tax treatment as described in the Statement of Additional Information. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES Any gain resulting from the sale or exchange of your shares in the Fund will also generally be subject to federal income tax at the regular or capital gains rate, depending on your holding period. The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISER ABOUT OTHER TAX CONSEQUENCE This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state, and local taxes.


DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

PFPC Distributors is the principal underwriter of the Fund's shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of the Fund's shares, the Fund makes payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund pays PFPC Distributors compensation, accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. PFPC Distributors may pay brokers a commission expressed as a percentage of the purchase price of shares of the Fund.

RS Investments or its affiliates provide certain services to the Distributor in respect of the promotion of the shares of


8 |  CALL 1-800-766-FUND
the Fund. In return for those services, PFPC Distributors pays to RS Investments or those affiliates a portion of the payments received by PFPC Distributors under the Distribution Plan.

RS Investments and its affiliates or PFPC Distributors, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Fund's shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

In addition, the Fund pays to RS Investments amounts intended to reimburse RS Investments for expenses borne by it in respect of certain shareholder services. The amounts of such reimbursements are calculated in a manner approved by the Trustees and are reviewed by the Trustees periodically. These amounts are in addition to any amounts received by RS Investments from PFPC Distributors.

The Fund pays distribution and other fees for the sale of its shares and for services provided to shareholders out of the Fund's assets on an on-going basis. As a result, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MASTER/FEEDER MUTUAL FUND STRUCTURE The Fund invests all of its assets in a separate mutual fund, the Master Portfolio, that has investment objectives and investment policies that are substantially similar to those of the Fund. Barclays Global Fund Advisors serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

- FEEDER FUND EXPENSES The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Fund. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

- FEEDER FUND RIGHTS Under the master/feeder structure, the Fund's Board of Trustees retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the Fund's or the shareholders' best interests. If the Fund's Board of Trustees were to withdraw the Fund's assets, it would then consider whether to invest in another master portfolio, implement the investment advisory agreement between the Trust and RS Investments, or take other action.


ADDITIONAL INFORMATION


The Fund's Statement of Additional Information dated May 10, 2001 ("SAI") contains additional information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is part of this prospectus for legal purposes. You may obtain a free copy of the SAI, request other information about the Fund, or make shareholder inquiries by writing to the Trust at the address listed on the back page or by telephoning 1-800-766-FUND.


The Trust and RS Investments have adopted codes of ethics which, under certain circumstances, permit personnel subject to those codes to invest in securities that may be purchased or held by the Fund. The codes of ethics of the Trust and RS Investments are filed as an exhibit to the Trust's registration statement. You may review and copy


                                                     WWW.RSINVESTMENTS.COM  | 9
information about the Trust, including the SAI and the codes of ethics, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. The Commission maintains a Web site at http://www.sec.gov which contains reports and other information about the Fund. You may also obtain copies of these materials, including the codes of ethics, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-05159.


CO128MK

518570


BY TELEPHONE

CALL SHAREHOLDER SERVICES AT 1-800-766-FUND


BY MAIL

RS INVESTMENTS
388 MARKET STREET
SAN FRANCISCO, CA 94111


ON THE INTERNET

WWW.RSINVESTMENTS.COM



10 |  CALL 1-800-766-FUND                                        RS|investments

                       STATEMENT OF ADDITIONAL INFORMATION
                              RS MONEY MARKET FUND

                                  MAY 10, 2001



RS Money Market Fund (the "Fund") is a series of shares of RS Investment Trust (the "Trust"), an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 10, 2001, as it may be revised from time to time. A copy of the Fund's Prospectus can be obtained upon request made to RS Investments, 388 Market Street, San Francisco, CA 94111 telephone 1-800-766-FUND.


                                TABLE OF CONTENTS



         CAPTION                                                PAGE
         -------                                                ----
TRUST INFORMATION.................................................2
INVESTMENTS AND RISKS.............................................3
THE FUND'S INVESTMENT LIMITATIONS.................................9
MANAGEMENT OF THE FUND...........................................12
DISTRIBUTION  PLAN...............................................18
HOW NET ASSET VALUE IS DETERMINED................................18
TAXES............................................................19
HOW PERFORMANCE IS DETERMINED....................................22
APPENDIX A.......................................................25

                                TRUST INFORMATION


TRUST HISTORY AND FUND CLASSIFICATION

         RS Investment Trust (formerly, Robertson Stephens Investment Trust) was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


         The Trust currently offers shares of beneficial interest of various series with separate investment objectives and policies, of which the Fund is one. The Fund is a diversified, open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that, with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities). The Fund is not subject to this limitation with respect to the remaining 25% of its total assets.


MASTER/FEEDER STRUCTURE


         The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio, a Delaware business trust. The Fund and any other entity investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Portfolio itself is unable to meet its obligations. Accordingly, it is unlikely that the Fund or its shareholders will incur such liability by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor in the Master Portfolio withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that may be available through investment in the Master Portfolio may not be fully achieved.





         The fundamental policies and restrictions of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder in the Master Portfolio, is requested to vote on any matter submitted to the interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters, unless such meeting is not required by applicable law. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. It is possible that even where a majority of the Fund's shareholders vote in favor of (or against) a particular proposal made to the interestholders of the Master Portfolio, such a proposal may fail (or pass) due to the votes of other interestholders.

         Certain policies of the Master Portfolio are non-fundamental and may therefore be changed by vote of a majority of the Master Portfolio's trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio.
The Fund's inability to find a substitute investment company could adversely affect shareholders' investments in the Fund.


CAPITALIZATION

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares.

         The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund and one or more other series of the Trust may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

         Shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of the Fund vote separately as a single series of the Trust except when required by law or determined by the Board of Trustees. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

                              INVESTMENTS AND RISKS

         RS Investment Management, L.P. ("RSIM, L.P.") serves as investment adviser to the Fund. Currently, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction for the Master Portfolio. In addition to the principal investment strategies and the principal risks of the Fund and the Master Portfolio described in the Prospectus, the Master Portfolio may employ other investment practices and therefore the Fund and the Master Portfolio may be subject to additional risks many of which are described below.



         To the extent set forth in this SAI, the Fund through its investment in the Master Portfolio may invest in the investments described below. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refer only to the Fund, although the purchase and sale of investments is currently expected to be made out by the Master Portfolio and, to that extent, references to the Fund should be read to include references to the Master Portfolio. The enumeration of investments discussed below, and the descriptions of those investments, have been provided to the Fund by the Master Portfolio.


         The assets of the Fund consist only of obligations maturing within 397 days from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of the Fund may not exceed 90 days. The securities in which the Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity or longer maturities. There can be no assurance that the Fund's investment objective will be realized as described in the Fund's Prospectus.

         The Fund may invest in the following types of money market instruments:

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         ASSET-BACKED SECURITIES. The Fund may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.


         BANK OBLIGATIONS. The Fund may invest in bank obligations that include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits. The Fund also may invest in high- quality short-term obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Fixed time deposits are obligations of banks that are payable at a stated maturity date and bear a fixed rate of interest. Generally fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, or in repurchase agreements with more than seven days to maturity or other illiquid securities, if more than 10% of the value of its net assets would be so invested. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding and other taxes on income and gains realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


         COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund also may invest in high quality non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BGFA in accordance with rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.


         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Securities acquired as collateral by the Fund under a repurchase agreement will be held in a segregated account at a bank. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. The Fund requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

         LETTERS OF CREDIT. Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations that the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, as investment adviser, be of investment quality comparable to other permitted investments of the Fund.


         INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of other open-end investment companies including investment companies that are affiliated with the Master Portfolio and its adviser, BGFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act. The Master Portfolio may also purchase shares of exchange listed closed-end funds, to the extent permitted under the 1940 Act.

         MUNICIPAL OBLIGATIONS. The Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund will invest in high-quality long-term municipal bonds, municipal notes and short-term municipal commercial paper, with remaining maturities not exceeding 13 months.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         The Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which typically permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

         PARTICIPATION INTERESTS. The Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

         ILLIQUID SECURITIES. The Fund may invest in securities not registered under the Securities Act of 1933, as amended ("1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

         UNRATED INVESTMENTS. The Fund may purchase instruments that are not rated if, in the opinion of BGFA, as investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund's procedures adopted by the Master Portfolio's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the Master Portfolio of the purchase of unrated securities. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Master Portfolio's Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Master Portfolio's Board finds that the sale of such security would not be in the Fund's shareholder's best interest.
To the extent the ratings given by a nationally recognized statistical ratings organization ("NRSRO") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of said NRSROs are more fully described in the SAI Appendix.

         PASS-THROUGH OBLIGATIONS. Certain of the debt obligations in which the Fund may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any Fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.


         LOANS OF PORTFOLIO SECURITIES. The Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit that is marked to market daily to ensure that each loan is collateralized with at least 100% of the current market value of the securities loaned; (2) the Fund may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Fund does not currently intend to lend its portfolio securities.


         FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or forward commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

         Securities purchased on a when-issued or forward commitment basis and certain other securities held in the Fund's investment portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash or U.S.

Government obligations or other high quality liquid debt securities at least equal at all times to the amount of the securities will be established and maintained at the Fund's custodian bank. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's total net assets and its net asset value per share. In addition, because the Fund will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Fund's investment portfolio may decrease as the proportion of securities in the Fund's portfolio purchased on a when-issued or forward commitment basis increases.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.


         PRIVATELY ISSUED SECURITIES. It is possible that unregistered securities, purchased by the Fund in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the Master Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.


         FOREIGN OBLIGATIONS. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         LOAN PARTICIPATION AGREEMENTS. The Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest. Any participation purchased by the Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

         Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.


         The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees of the Master Portfolio. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations.


         FUNDING AGREEMENTS. The Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

         The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund's daily share price.

                             INVESTMENT LIMITATIONS


LIMITATIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund.

         The Fund may not:

         1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that the Fund may borrow money to the extent contemplated by Restriction 3 below;

         2. purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

         3. borrow money except as permitted by applicable law, regulation or order;

         4. act as underwriter of securities of other issuers except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. The purchase by the Fund of securities of a diversified, open-end management investment company, or a series thereof, with substantially the same investment policies as the Fund's shall not constitute an underwriting for purposes of this Restriction 4;

         5. (i) (as to 75% of the Fund's total assets) purchase any security (other than (a) obligations of the U.S. Government, its agencies or instrumentalities and (b) obligations of banks to the extent that the Securities and Exchange Commission, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry (except to the extent that the Securities and Exchange Commission by rule or interpretation permits funds to reserve freedom to concentrate in obligations of banks). Notwithstanding this Restriction 5, the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment policies as the Fund's;


         6. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;


         7.       purchase or sell commodities or commodity contracts, except
                  (i) that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, (ii) as appropriate in connection with otherwise permissible options, futures and commodities activities as described elsewhere in the Prospectus or this Statement at the time and (iii) the Fund may purchase securities of an issuer that invests or deals in commodities or commodity contracts.


         8. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         In addition, it is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to invest more than 10% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable). Notwithstanding any other fundamental or non-fundamental investment policy, limitation, or restriction of the Fund, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same investment policies as the Fund's.


         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.


         The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

LIMITATIONS OF THE MASTER PORTFOLIO

         The investment restrictions of the Fund and the Master Portfolio are not identical. The Master Portfolio's investment restrictions do not apply directly to the Fund, but for so long as the Fund invests substantially all of its assets in the Master Portfolio, the following restrictions (which have been provided to the Fund by the Master Portfolio) will limit the manner in which the assets of the Fund are invested by the Master Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS:

The Master Portfolio may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would be 25% or more of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations;

  (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

  (3) purchase commodities or commodity contracts (including futures contracts), except that the Master Portfolio may purchase securities of an issuer that invests or deals in commodities or commodity contracts;

  (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

  (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting;

  (7)  make investments for the purpose of exercising control or management;

  (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

  (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity;

  (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

  (11) make loans, except that the Master Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

  Non-Fundamental Investment Restrictions:

 As a matter of non-fundamental policy:

  (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investments in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

  (2) The Master Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

  (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's (and the Fund's) business. Set forth below is certain information about the Trust's trustees and executive officers:


LEONARD B. AUERBACH, TRUSTEE
c/o      RS Investments, 388 Market Street, Suite 200, San Francisco,
         CA  94111
         Mr. Auerbach, 54, is the President and Chief Executive Officer of Centre Capital Group, Inc., a member company of American International Group, Inc. Mr. Auerbach is also President of LBA&C, Inc., which served until July 1997 as general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services and related software to a variety of institutional clients. He served until July 1997 as President of Tuttle & Auerbach Securities, Inc., introducing broker trading futures on behalf of institutional hedging clients and individuals. He is also a Director of Roelof Mining, Inc. and Sequoia National Bank, and until March 1999 served as a director of Headlands Mortgage Corp. Mr. Auerbach is President of APMT LLC, a manager of mortgage assets. Mr. Auerbach is a limited partner in RS Residential Fund, L.P., and RS Commercial Property Fund, L.P., of which RSRF Company, L.L.C., and RS Investment Management Co., L.L.C., respectively, affiliates of RSIM, L.P., and RSIM, Inc., are the general partners. Mr. Auerbach is also a member of RS Property Fund IV L.L.C. of which RS Fund IV Manager L.P., an affiliate of RSIM, L.P. as the Managing Member. Mr. Auerbach has been a Trustee of the Trust since June 1987.

JOHN W. GLYNN, JR., TRUSTEE
c/o RS Investments, 388 Market Street, Suite 200, San Francisco, CA 94111
         Mr. Glynn, 60, is the Principal and Chairman of the Board of Glynn Capital Management, an investment management firm which he founded in 1983. Mr. Glynn is a Director of Sterling Payot Company, a private investment banking firm that advises executives and companies on financial and strategic matters. He is also a director of several private companies. He is also a lecturer at the Darden School of Business at the University of Virginia and at the Stanford Business School. Mr. Glynn was until June 1997 a limited partner in The Orphan Fund, of which RS Value Group, LLC is a general partner. He has been a Trustee of the Trust since July, 1997.


G. RANDALL HECHT, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
c/o RS Investments, 388 Market Street, Suite 200, San Francisco, CA 94111
         Mr. Hecht, 49, was elected President and Principal Executive Officer of the Trust in February 1999. Mr. Hecht is the chief executive officer of RSIM, L.P. and RSIM, Inc. He is also the chief executive officer and a member of RS Investment Management Co., LLC, the parent company to RSIM, L.P. and RSIM, Inc. Mr. Hecht served as Chief Operating Officer of Robertson, Stephens & Company, Inc. from January 1993 to 1997 as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of that firm's Investment Management Group. He was also a limited partner of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. He was a Trustee of the Trust from June 1987 until December 1997 and was most recently a Trustee from May, 1999 to February, 2001.


STEVEN COHEN, TREASURER
c/o RS Investments, 388 Market Street, Suite 200, San Francisco, CA 94111
         Mr. Cohen, 34, is the Chief Financial Officer of RSIM, L.P. and RSIM, Inc. Prior to joining RS Investments in April 1999,
         Mr. Cohen was Trading Operations Manager of Ziff Brothers Investments from 1997 until 1998. From 1994 until 1997, he served as an Audit Manager at Ernst & Young. Mr. Cohen has been Treasurer of the Trust since April 1999.

SUZANNE DUFRANE, SECRETARY
c/o RS Investments, 388 Market Street, Suite 200, San Francisco, CA 94111
         Prior to joining RS Investments, Ms. DuFrane, 32, was a Vice President at Credit Suisse First Boston in New York. From 1996-1997, Ms. DuFrane worked at Robertson Stephens Investment Management as a controller in the hedge fund group. Before joining Robertson Stephens Investment Management in 1996, Ms. DuFrane was a senior tax consultant at Price Waterhouse in San Francisco for three years. Ms. DuFrane has been Secretary of the Trust since May, 1999.


       Pursuant to the terms of the Advisory Agreement with the Fund, RS Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of RS Investment Management. The Trust pays each unaffiliated Trustee a quarterly fee of $15,000 and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

COMPENSATION TABLE


           Name of                Aggregate         Pension or Retirement      Estimated      Total Compensation
      Person, Position           Compensation        Benefits Accrued As        Annual        From Trust Paid to
                                  From Trust        Part of Trust Expenses   Benefits Upon     Trustees in 2000
                                   in 2000                                    Retirement
Leonard Auerbach, Trustee         $60,000                      --                   --            $60,000

John W. Glynn, Jr., Trustee       $60,000                      --                   --            $60,000

James K. Peterson, Trustee(1)     $60,000                      --                   --            $60,000

G. Randall Hecht(2)                  --                        --                   --            --
--------------------


(1) Retired from position as Trustee as of December 31, 2000.
(2) Resigned from position as Trustee as of February 28, 2001.



The Fund, RS Investments, and PFPC Distributors, Inc. have adopted codes of ethics under rule 17j-1 of the Investment Company Act which permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.


CONTROL PERSONS AND SHARE OWNERSHIP

         As of May 1, 2001, all outstanding shares of the Fund were owned by RS Investment Management Co. LLC ("RSIM Co.").

         As of May 1, 2001 the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

         The Trust's Declaration of Trust and By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust and By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

RSIM, L.P.


         RSIM Co., a Delaware limited liability company, is the owner of all of the outstanding beneficial interest in RSIM, L.P. G. Randall Hecht, Chairman and Chief Executive Officer of RSIM Co., owns 29% of the membership interest in RSIM Co.; Mr. Paul Stephens, Mr. Andrew P. Pilara, and Mr. James Callinan, portfolio managers of certain of the series of the Trust, own 22%, 15%, and 20%, respectively. The remainder of the membership interests is owned by other employees of RSIM Co. or its affiliates and by other persons otherwise unaffiliated with RSIM Co. Each of Messrs. Callinan, Hecht, Pilara, and Stephens and Messrs. David Evans and James Foster, employees of RSIM Co. or its affiliates, is a member of the Board of Managers of RSIM Co. Mr. Hecht serves as the President and Principal Executive Officer of the Trust.



         The Fund and RSIM, L.P. have entered into an Investment Advisory Agreement (the "Advisory Agreement") that shall not be operational unless the Fund redeems its assets from the Master Portfolio and does not then invest those assets in another diversified, open-end mutual fund with substantially the same investment policies as the Fund. Should such an event occur, the Advisory Agreement shall become operational and RSIM, L.P., at its expense, will furnish investment management services with respect to the assets of the Fund, consistent with the investment objective and policies of the Fund and subject to the supervision and direction of the Trust's Board of Trustees, and (i) will furnish the Fund with investment advice, research, and recommendations with respect to the investment of the Fund's assets and the purchase and sale of its portfolio securities, (ii) will furnish the Trust and the Fund with reports, statements, and other data on securities, economic conditions, and other pertinent subjects, and (iii) in general will superintend and manage the investments of the Fund, subject to the ultimate supervision and direction of the Board of Trustees.



         In addition, RSIM, L.P. provides all administrative services needed for the management and operation of the Fund and furnishes such office space and personnel as are needed by the Fund pursuant to an Administrative Services Agreement with the Fund, as described in "Administrative Services" below. The services of RSIM, L.P. to the Fund are not deemed to be exclusive, and RSIM, L.P. or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Fund may reimburse RSIM, L.P. for any services performed for the Fund by it outside its duties under the Advisory Agreement.


         The Advisory Agreement provides that RSIM, L.P. shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard by it of its obligations or duties, be subject to liability to the Trust, the Fund or the shareholders of the Fund for any act or omission in the course of, or connected with, its rendering services thereunder, or for any losses that may be sustained in the purchase, holding, or sale of any security by the Fund.

         The Advisory Agreement is subject to annual approval, commencing in 2003, by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or RSIM, L.P. It is terminable by RSIM, L.P., the Trust, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' written notice and will terminate automatically in the event of its assignment.

         The Advisory Agreement also provides that RSIM, L.P. may, at its own expense, delegate certain of its responsibilities under the Agreement to sub-advisers for the Fund, who would be required to furnish an investment program and make investment decisions for the Funds. RSIM, L.P. has not entered into sub-advisory agreements in respect of the Fund.

BGFA

         BGFA provides investment advisory services to the Master Portfolio pursuant to an Investment Advisory Contract (the "Advisory Contract"). Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's trustees periodic reports on the investment strategy and performance of the Master Portfolio.


The Advisory Contract is subject to the annual approval by (i) the Master Portfolio's Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio, provided that in either event the continuance also is approved by a majority of Master Portfolio Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Master Portfolio or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days' written notice by the Master Portfolio or by BGFA. The Advisory Contract terminates automatically in the event of an assignment as defined in the 1940 Act.


MANAGEMENT AND ADMINISTRATIVE FEES


         MANAGEMENT FEES. The Fund currently does not pay any fees to RSIM, L.P. under the Advisory Agreement, as no services are provided to the Fund by RS Investments under that Agreement. Should RSIM, L.P. begin to provide services to the Fund under the Advisory Agreement, the Fund will pay fees as compensation for the services provided to it thereunder. The amount of these management fees is calculated daily and payable monthly at the annual rate of 0.10% of the average daily net assets of the Fund.


         BGFA serves as investment adviser to the Master Portfolio. The Master Portfolio pays a management fee calculated daily and payable monthly at an annual rate of 0.10% of the average daily net assets of the Master Portfolio.

         RSIM, L.P. also may at its discretion from time to time pay Fund expenses from its own assets, or reduce the management fee of the Fund.

         ADMINISTRATIVE SERVICES. The Fund has entered into an Administrative Services Agreement with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Fund and generally manages all of the business and affairs of the Fund, subject to the general oversight of the Trustees. No fees are payable by the Fund under the Administrative Services Agreement.

         The Administrative Services Agreement is subject to annual approval, commencing in 2003, by (i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreement may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, on 30 days' notice to RSIM, L.P.

         The Trust, on behalf of the Fund, has entered into a Sub-Administration and Accounting Services Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT performs a variety of accounting, bookkeeping and other administrative services for the Fund. For its services under the Agreement, IBT has the right to receive fees, in addition to reimbursement of out-of-pocket expenses, equal to $34,000 per year.

EXPENSES

         The Fund will pay all expenses related to the operation of the Fund which are not borne by RSIM, L.P., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (the "Distributor"), the Trust's distributor, under the Fund's 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of RSIM, L.P. or the Distributor, SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Fund currently incurs no brokerage or transaction costs because it invests all of its assets in the Master Portfolio. Set forth below is a description of the Master Portfolio's policies governing portfolio securities transactions (which has been provided to the Fund by the Master Portfolio).

         Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, U.S. Government Obligations, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

         The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees and BGFA, BGFA is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

         In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. BGFA may cause the Master Portfolio to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA.

         Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Master Portfolio. The Board of Trustees of the Master Portfolio will periodically review the commissions paid by the Master Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Master Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. The price to the Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker/dealers utilized by BGFA may furnish statistical, research and other information or services that are deemed by BGFA to be beneficial to the Master Portfolio's investment programs. Research services received from brokers supplement BGFA's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to BGFA and to the Master Portfolio's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to BGFA since the brokers utilized by BGFA as a group tend to follow a broader universe of securities and other matters than the staff of BGFA can follow. In addition, this research provides BGFA with a diverse perspective on financial markets. Research services that are provided to BGFA by brokers are available for the benefit of all accounts managed or advised by BGFA. It is the opinion of BGFA that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Master Portfolio by improving the quality of BGFA's investment advice.

         PORTFOLIO TURNOVER. Because the portfolio of the Master Portfolio consists of securities with relatively short-term maturities, the Master Portfolio expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because portfolio transactions ordinarily will be made directly with principals on a net basis, and, consequently, the Master Portfolio usually will not incur excessive transaction costs.

                                DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (the "Plan"). Pursuant to the Plan, the Fund may pay distribution fees to PFPC Distributors, Inc. (the "Distributor") for services the Distributor renders and costs and expenses it incurs in connection with the promotion and distribution of the Fund's shares, at an annual rate of up to 0.25% of the Fund's average daily net assets. Such expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Fund and payments to dealers, financial institutions, advisers, or other firms. They may also include the Distributor's overhead expenses attributable to the distribution of the Fund's shares, which may include, for example, expenses for office space, communications, and salaries of the Distributor's personnel, and any other of the Distributor's expenses attributable to the distribution of the Fund's shares. RSIM, L.P. and its affiliates provide certain services to the Distributor in respect of the promotion of the shares of the Funds. In return for those services, the Distributor pays to RSIM, L.P. a portion of the payments received by the Distributor under the Plan. The Plan is a "compensation" plan.

                        HOW NET ASSET VALUE IS DETERMINED

         The Master Portfolio uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act, as would the Fund if it were to make investments directly and not through the Master Portfolio. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Trustees of the Master
Portfolio have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.



         Such procedures include review of the Master Portfolio holdings by the Trustees of the Master Portfolio, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees of the Master Portfolio. If such deviation exceeds 1/2 of 1%, the Trustees of the Master Portfolio will promptly consider what action, if any, will be initiated. In the event the Trustees of the Master Portfolio determine that a deviation exists that may result in material dilution or other unfair results to shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                                      TAXES

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or other regulated investment company securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable investment company income (that is, generally, its ratable income exclusive of ("net capital gains") the excess of net long-term capital gains over net short-term capital losses) and its net tax-exempt income.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to non-corporate shareholders who fail to furnish the Fund with a correct taxpayer identification number, who have underreported dividends or interest income, or who fail to certify to the Fund that they are not subject to such withholding. An individual's taxpayer identification number generally is his or her social security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

        Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its taxable income (exclusive of net capital gains), unless the tax is reduced or eliminated by an applicable tax treaty. Distributions of the Fund's net capital gain, if any, received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. In addition, new IRS regulations effective for payments made after January 1, 2001 (although transitional rules may apply) will, in some circumstances, increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Fund, and regarding the potential application of the new regulations.

DISTRIBUTIONS

         Distributions of investment income are taxable as ordinary income, whether received in cash or in shares through the reinvestment of distributions. Although distributions will be declared daily based on the Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year.

         Distributions, if any, that are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



MASTER PORTFOLIO TAX ISSUES

        REGULATED INVESTMENT COMPANY. The Fund seeks to qualify as a regulated investment company by investing substantially all of its assets in the Master Portfolio. Under the Code, the Master Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would recognize its proportionate share of such income without receipt of any corresponding distribution. However, the Master Portfolio has informed the Fund that it will seek to minimize recognition by its investors (such as the Fund) of interest, dividends and gains without a corresponding distribution.

        TAXATION OF MASTER PORTFOLIO INVESTMENTS. Gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

        Gains recognized on the disposition of a debt obligation purchased by the Master Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

         Investments to be made by the Master Portfolio may involve sophisticated tax rules that may result in income or gain recognition by the Master Portfolio, and thus the Fund, without corresponding current cash receipts. Although the Master Portfolio has informed the Fund that it will seek to avoid significant non-cash income, such non-cash income could be recognized by the Master Portfolio, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     With respect to investment income and gains received by the Master Portfolio, if any, from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. Thus, the yield on foreign investments would be decreased by such taxes. The effective rate of foreign taxes to which the Master Portfolio will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

        Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Master Portfolio has invested and their face value ("original issue discount") is considered to be income to the Master Portfolio, and thus to the Fund, each year, even though the Master Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Thus, the Master Portfolio could be required at times to liquidate other investments in order to satisfy the Fund's distribution requirements.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to local, state and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, and foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund. Statements as to the tax status of distributions will be mailed annually.

                          HOW PERFORMANCE IS DETERMINED


         GENERALLY. The yield for the Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

         The Fund's performance may be advertised in terms of current yield or effective yield. These performance figures are based on historical results and are not intended to indicate future performance. The Fund's current yield refers to the income generated by an investment in the Fund over a seven- or thirty-day period, expressed as an annual percentage rate. The effective field is calculated similarly, but assumes that the income earned from an investment is reinvested at net asset value. The Fund's effective yield is slightly higher than the current yield because of the compounding effect of the assumed reinvestment of income earned.

         Performance may vary from time to time, and past results are not necessarily representative of future results. Investors should remember that performance is a function of the type and quality of investments held by the Fund and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

         Current yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

         Effective yield for the Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

         In addition, investors should recognize that changes in the net asset values of shares of the Fund affect the yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.


         Additional information about the performance of the Fund will be contained in the Annual Report for the Fund when completed. The Annual Report may be obtained by calling the Trust at 1-888-766-FUND.

         PERFORMANCE COMPARISONS. From time to time and only to the extent the comparison is appropriate for the Fund, the Trust may quote the performance of the Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.


         From time to time, the Trust may quote the Fund's performance in advertising and other types of literature as compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, iMoneyNet.Inc's Taxable Money Market Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.



         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; (2) describing the background and professional experience of RS Investments or any portfolio manager; and (3) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Trust also may disclose in advertising and other types of sales literature the level and categories of assets under management by the Fund's investment adviser or its affiliates.


         The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., iMoneyNet.Inc's Money Fund Report, including iMoneyNet.Inc's Taxable Money Market Fund Average or Morningstar, Inc., independent services that monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


         OTHER ADVERTISING ITEMS. The Fund also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

        In addition, one or more portfolio managers or other employees of RS Investments may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.


NON-STANDARDIZED TOTAL RETURN INFORMATION

        From time to time, the Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

                             ADDITIONAL INFORMATION

TRANSFER AGENT AND CUSTODIAN


       State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Fund's transfer agent and dividend-paying agent ("Transfer Agent"). Investors Bank & Trust Company ("IBT"), 200 Clarendon Street Boston, MA 02116, serves as the Fund's custodian ("Custodian"). As Custodian, IBT and subcustodians approved by the Board of Trustees of the Trust hold the securities in the Fund's portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Fund.


INDEPENDENT ACCOUNTANTS

         KPMG LLP, Three Embarcadero Center, San Francisco, California 94111, are the Fund's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                                   APPENDIX A


                        DESCRIPTION OF SECURITIES RATINGS


This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated `BB,' `B,' `CCC,' `CC,' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

S&P'S COMMERCIAL PAPER RATINGS

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

       A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S CORPORATE SHORT-TERM DEBT RATINGS

       Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

       Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

       PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate liquidity is maintained.

       NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rate in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the "AAA," "DDD," "DD," or "D" categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

FITCH SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                       "F-1+"

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       "F-1"

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                       "F-2"

  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                            PART C. OTHER INFORMATION

                               ITEM 23. EXHIBITS.

a(i).     Amended and Restated Agreement and Declaration of Trust of Registrant.
          (J)

a(ii). Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.(J)

b.        Copy of By-Laws of Registrant as amended through July 22, 1997.(G)

c(i).     Specimen Share Certificate(A)

c(ii). Portions of Amended and Restated Agreement and Declaration of Trust Relating to Shareholders' Rights.(J)

c(iii).   Portions of By-laws Relating to Shareholders' Rights.(J)

d(i).(a) Investment Advisory Agreement between RS Investment Management, L.P. and Registrant (on behalf of each of The Contrarian Fund-TM-, RS Diversified Growth Fund, RS Global Value Fund, RS Global Natural Resources Fund, RS Mid Cap Opportunities Fund (formerly, RS Growth & Income Fund), The Information Age Fund-TM-, RS MicroCap Growth Fund, RS Partners Fund, RS Value + Growth Fund RS Internet Age Fund-TM-, RS Aggressive Growth Fund and RS Money Market Fund .(J)

     (b)  Form of Revised Schedule 1 to Investment Advisory Agreement.(P)

d(ii). Investment Advisory Agreement between RS Investment Management, Inc. and Registrant (on behalf of RS Emerging Growth Fund).(J)
d(iii). Sub-Advisory Agreement among RS Investment Management, L.P., Elijah Asset Management, LLC and Registrant (on behalf of each of The Information Age Fund-TM- and RS Value + Growth Fund).(J)

d(iv). Sub-Advisory Agreement among RS Investment Management, L.P., Eastbourne Management, L.L.C. and the Registrant (on behalf of The Contrarian Fund-TM-).(J)

d(v).     Form of Investment Advisory Agreement for the Money Market Fund.*

e.        Form of Distribution Agreement with PFPC Distributors, Inc.(P)

f.        Inapplicable.

g(i).     Form of Custodian Agreement between Registrant and PFPC Trust
          Company.(J)

g(ii). Form of Custodian Agreement between Registrant and Investors Bank & Trust Company (on behalf of RS Money Market Fund)(P)

h(i).     Administrative Services Agreement.(J)

h(ii). Form of Sub-Administration and Accounting Services Agreement between Registrant and PFPC, Inc.(J)

h(iii).   Form of Revised Schedule A to Administrative Services Agreement.(L)

h(iv).    Form of Further Revised Schedule A to Administrative Services
          Agreement.(M)

h(v).     Form of Further Revised Schedule A to Administrative Services
          Agreement.(P)

h(vi). Form of Third Party Feeder Fund Agreement among Registrant PFPC Distributors Inc. and Master Investment Portfolio.(P)

h(vii). Form of Revised Sub-Administration and Accounting Services Agreement between Registrant and Investors Bank & Trust Company (on behalf of RS Money Market Fund).*

i.        Opinion and Consent of Ropes & Gray.(P)

j.        Consent of Independent Accountants.(O)

k.        Inapplicable.

l.        Letter of Understanding Relating to Initial Capital.(A,D)

m.        Restated Distribution Plan pursuant to Rule 12b-1.(P)

n(i)-
(xx).     Financial Data Schedules for Period ending December 31, 1998.(K)

o.        18f-3 Plan.(F)

p(i). Code of Ethics of RS Investment Trust, RS Investment Management, L.P. and RS Investment Management, Inc.(O)

p(ii).    Code of Ethics of Provident Distributors, Inc.(O)

p(iii).   Code of Ethics of Eastbourne Capital Management, L.L.C.(O)

p(iv).    Code of Ethics of Elijah Asset Management, L.L.C.(O)

q.(i).    Power of Attorney.(J)

q.(ii)-(v). Powers of Attorney for Master Investment Portfolio.*

            Incorporated by a reference to like-numbered exhibits:

 (A)         Previously filed as part of the Registration Statement filed
             August 12, 1987.
 (B) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.

 (C) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
 (D) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
 (E) Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
 (F) Previously filed as part of the Post-Effective Amendment No. 28 to the Registration Statement on March 24, 1997.
 (G) Previously filed as part of the Post-Effective Amendment No. 30 to the Registration Statement on December 29, 1997.
 (H) Previously filed as part of the Post-Effective Amendment No. 32 to the Registration Statement on March 12, 1998.
 (I) Previously filed as part of the Post-Effective Amendment No. 33 to the Registration Statement on March 27, 1998.
 (J) Previously filed as part of the Post-Effective Amendment No. 34 to the Registration Statement on March 4, 1999.
 (K) Previously filed as part of the Post-Effective Amendment No. 35 to the Registration Statement on May 3, 1999.
 (L) Previously filed as part of the Post-Effective Amendment No. 36 to the Registration Statement on October 8, 1999.
 (M) Previously filed as part of the Post-Effective Amendment No. 37 to the Registration Statement on February 18, 2000.
 (N) Previously filed as part of the Post-Effective Amendment No. 38 to the Registration Statement on March 22, 2000.
 (O) Previously filed as part of the Post-Effective Amendment No. 39 to the Registration Statement on April 26, 2000.
 (P) Previously filed as part of the Post-Effective Amendment No. 40 to the Registration Statement on January 9, 2001.

*  Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25.  INDEMNIFICATION.

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

RS Investment Management, L.P. (formerly Robertson, Stephens & Company Investment Management, L.P.) (RSIM, L.P.) is engaged in the provision of investment advisory and management services to mutual funds, private investment pools (including hedge funds), and private accounts.

Information about the managing directors of RSIM, L.P. is set forth in Parts A and B herein.

Paul H. Stephens, a managing director of RSIM, L.P., was previously a founding partner, managing director, and chief investment officer of Robertson, Stephens & Company LLC (now FleetBoston Robertson Stephens).

Information concerning Elijah Asset Management, L.L.C. and Eastbourne Capital Management, L.L.C. is included in Parts A and B herein.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

         AFBA 5 Star Fund, Inc.
         Hillview Investment Trust II
         International Dollar Reserve Fund I, Ltd.
         Provident Institutional Funds Trust
         Columbia Common Stock Fund, Inc.
         Columbia Growth Fund, Inc.
         Columbia International Stock Fund, Inc.
         Columbia Special Fund, Inc.
         Columbia Small Cap Fund, Inc.
         Columbia Real Estate Equity Fund, Inc.
         Columbia Balanced Fund, Inc.
         Columbia Daily Income Company
         Columbia U.S. Government Securities Fund, Inc.
         Columbia Fixed Income Securities Fund, Inc.
         Columbia Municipal Bond Fund, Inc.
         Columbia High Yield Fund, Inc.
         Columbia National Municipal Bond Fund, Inc.
         Columbia Strategic Value Fund, Inc.
         Columbia Technology Fund, Inc.
         GAMNA Series Funds, Inc.
         WT Investment Trust
         Kalmar Pooled Investment Trust
         The RBB Fund, Inc.
         Robertson Stephens Investment Trust
         Harris Insight Funds Trust
         Alleghany Funds
         Deutsche Asset Management VIT Funds
         First Choice Funds Trust
         Forward Funds, Inc.
         IBJ Funds Trust
         LKCM Funds
         Matthews International Funds
         McM Funds
         Metropolitan West Funds
         New Covenant Funds, Inc.
         Pictet Funds
         Stratton Growth Fund, Inc.
         Stratton Monthly Dividend REIT Shares, Inc.
         The Stratton Funds, Inc.
         The Galaxy Fund
         The Galaxy VIP Fund
         Galaxy Fund II
         Trainer, Wortham First Mutual Funds
         Undiscovered Managers Funds
         Wilshire Target Funds, Inc.
         Weiss, Peck & Greer Funds Trust
         Weiss, Peck & Greer International Fund
         WPG Growth and Income Fund

         WPG Tudor Fund
         RWB/WPG U.S. Large Stock Fund
         Tomorrow Funds Retirement Trust
         The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)
         Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.)
         The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)
         The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)
         ABN AMRO Funds (Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

(b) For information as to the business, profession, vocation or employment of a substantial nature of each of the Distributor, its officers and partners, reference is made to the Form BD filed by the Distributor (File No. 8-45467), which is incorporated by reference herein.

(c)      Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 388 Market Street, Suite 200, San Francisco, CA 94111 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

         The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment
No. 42 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California on the 10th day of May, 2001.

                                       RS INVESTMENT TRUST


                                       By:     /s/ G. Randall Hecht
                                          ------------------------------------
                                       President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of RS Investment Trust with respect to the RS Money Market Fund has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                          CAPACITY

       /s/ G. Randall Hecht                 Principal Executive Officer
----------------------------------------
G. Randall Hecht

       /s/ STEVEN COHEN                     Treasurer
----------------------------------------
Steven Cohen

LEONARD B. AUERBACH*                        Trustee
----------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                         Trustee
----------------------------------
John W. Glynn, Jr.



*BY /s/ G. Randall Hecht
--------------------------------
 G. RANDALL HECHT, ATTORNEY-IN-FACT PURSUANT
 TO THE POWERS OF ATTORNEY PREVIOUSLY FILED.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 27th day of April, 2001.

                                        MASTER INVESTMENT PORTFOLIO
                                        Money Market Master Portfolio


                                        By: /s/ Richard H. Blank Jr.
                                            -----------------------------------
                                            Richard H. Blank, Jr.
                                            Secretary and Treasurer
                                            (and Principal Financial Officer)

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of RS Investment Trust with respect to the RS Money Market Fund has been signed below by the following persons in the capacities and on the date indicated:

                     NAME                                       TITLE                               DATE
                     ----                                       -----                               ----
                  *                            Chairman, President (Principal                 April __, 2001
--------------------------------------         Executive Officer) and Trustee
R. Greg Feltus

 /s/ RICHARD H. BLANK JR.                      Secretary and Treasurer                        April __, 2001
 -------------------------------------         (Principal Financial Officer)
Richard H. Blank, Jr.

                  *                            Trustee                                        April __, 2001
--------------------------------------
Leo Soong

                  *                            Trustee                                        April __, 2001
--------------------------------------
Jack S. Euphrat

                  *                            Trustee                                        April __, 2001
--------------------------------------
W. Rodney Hughes


*By:  /s/ RICHARD H. BLANK JR.
      ------------------------
         Richard H. Blank, Jr.
         As Attorney-in-Fact pursuant to powers of attorney as filed herewith.

EXHIBIT INDEX



Exhibit No.    Exhibit Title
d(v).          Form of Investment Advisory Agreement for the Money Market Fund.*

h(vii).        Form of Revised Sub-Administration and Accounting Services
               Agreement between RS Investment Management, Inc. and Investors
               Bank & Trust Company (on behalf of RS Money Market Fund).

q.(ii)-(v).    Powers of Attorney for Master Investment Portfolio.
